Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 6.1	$ 8.8
Share-based payments	4.9	4.5
Amounts payable, related party transactions	$ 11.0	$ 13.3